Acquisitions and Divestitures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Schedule in Costs were Incurred in Oil and Natural Gas

During the nine months ended September 30, 2019 and 2018, Brigham Minerals entered into a number of acquisitions of mineral and royalty interests from various sellers in Texas, Oklahoma, Colorado, New Mexico, and North Dakota, as reflected in the tables below. The change in the oil and natural gas property balance is comprised of payments for acquisitions of minerals, land brokerage costs and capitalized general and administrative expenses that were funded with borrowings under its Owl Rock credit facility, the new revolving credit facility and proceeds from the IPO.

	Assets Acquired		Cash Consideration Paid
	Evaluated	Unevaluated
	(In thousands)
Quarter Ended March 31, 2019	$27,929	$13,403	$41,332
Quarter Ended June 30, 2019	25,050	14,925	39,975
Quarter Ended September 30, 2019	63,787	35,251	99,038

Total Acquired	$116,766	$63,579	$180,345

	Assets Acquired		Cash Consideration Paid
	Evaluated	Unevaluated
	(In thousands)
Quarter Ended March 31, 2018	$14,132	$11,462	$25,594
Quarter Ended June 30, 2018	44,706	34,711	79,417
Quarter Ended September 30, 2018	39,099	19,873	58,972

Total Acquired	$97,937	$66,046	$163,983

The following costs were incurred in oil and natural gas producing activities:

	For the Year Ended December 31,
	2018	2017
	(in thousands)
Acquisition of properties
Unevaluated	$59,460	$50,224
Evaluated	137,496	51,862

Total	$196,956	$102,086

Series of Individually Immaterial Business Acquisitions [Member]
Schedule in Costs were Incurred in Oil and Natural Gas

During the twelve months ended December 31, 2018, Brigham Minerals entered into a number of individually insignificant acquisitions of mineral and royalty interests from various sellers in Texas, Oklahoma and North Dakota, as reflected in the table below. The change in the oil and natural gas property balance is comprised of individually insignificant payments for acquisitions of minerals, land brokerage costs and capitalized general and administrative expenses that were funded with capital contributions and borrowings under our prior revolving credit facility and our new term loan facility.

	Assets Acquired		Consideration Paid
	Evaluated	Unevaluated	Cash
	(in thousands)
Quarter Ended March 31, 2018	$14,132	$11,462	$25,594
Quarter Ended June 30, 2018	21,903	16,558	38,461
Quarter Ended Sept 30, 2018	22,982	13,946	36,928
Quarter Ended Dec 31, 2018	15,319	13,879	29,198

Total Acquired	$74,336	$55,845	$130,181